Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 3,108,025	$ 886,014
Cost of revenues	2,937,472	857,066
Operating expense, excluding depreciation, depletion and amortization expense	140,900	27,251
Lease operating expense	5,673	5,676
Depreciation, depletion and amortization	14,897	5,982
Loss on sale of assets, net	624	(50)
Trust litigation and settlements		6,206
General and administrative expense	34,304	21,494
Acquisition and integration expense	11,687	9,794
Operating Income (Loss)	(37,532)	(47,405)
Interest expense and financing costs, net	(19,783)	(19,426)
Other income (expense), net	(312)	758
Change in value of common stock warrants	4,433	(10,159)
Change in value of contingent consideration	2,849	0
Equity earnings (losses) from Piceance Energy, LLC	2,849	(2,941)
Loss before income taxes	(47,496)	(79,173)
Income tax benefit (expense)	455	0
Net loss	(47,041)	(79,173)
Total assets	741,007	813,213
Goodwill	20,786	20,603	20,603
Capital expenditures	16,628	7,768
Number of businsess segment	4
Refining Distribution and Marketing [Member]
Revenues	2,681,208	729,213
Cost of revenues	2,566,811	734,122
Operating expense, excluding depreciation, depletion and amortization expense	115,785	21,428
Lease operating expense	0	0
Depreciation, depletion and amortization	7,889	1,690
Loss on sale of assets, net	0	0
Trust litigation and settlements		0
General and administrative expense	12,746	2,605
Acquisition and integration expense	4,576	0
Operating Income (Loss)	(26,599)	(30,632)
Total assets	418,211	605,769
Goodwill	0	0
Capital expenditures	14,314	6,753
Retail
Revenues	231,673	48,913
Cost of revenues	187,150	39,461
Operating expense, excluding depreciation, depletion and amortization expense	25,115	5,823
Lease operating expense	0	0
Depreciation, depletion and amortization	2,353	577
Loss on sale of assets, net	0	0
Trust litigation and settlements		0
General and administrative expense	2,858	291
Acquisition and integration expense	0	0
Operating Income (Loss)	14,197	2,761
Total assets	42,389	36,071
Goodwill	13,796	13,613
Capital expenditures	479	0
Natural Gas and Oil Operations [Member]
Revenues	5,984	7,739
Cost of revenues	0	0
Operating expense, excluding depreciation, depletion and amortization expense	0	0
Lease operating expense	5,673	5,676
Depreciation, depletion and amortization	2,376	1,706
Loss on sale of assets, net	624	(50)
Trust litigation and settlements		0
General and administrative expense	37	130
Acquisition and integration expense	0	0
Operating Income (Loss)	(2,726)	277
Total assets	105,615	109,316
Goodwill	0	0
Capital expenditures	12	471
Commodity Marketing And Logistics [Member]
Revenues	189,160	100,149
Cost of revenues	183,511	83,483
Operating expense, excluding depreciation, depletion and amortization expense	0	0
Lease operating expense	0	0
Depreciation, depletion and amortization	2,018	2,009
Loss on sale of assets, net	0	0
Trust litigation and settlements		0
General and administrative expense	4,310	5,206
Acquisition and integration expense	0	0
Operating Income (Loss)	(679)	9,451
Total assets	87,695	52,048
Goodwill	6,990	6,990
Capital expenditures	300	0
Corporate and Other [Member]
Revenues	0	0
Cost of revenues
Operating expense, excluding depreciation, depletion and amortization expense	0	0
Lease operating expense	0	0
Depreciation, depletion and amortization	261	0
Loss on sale of assets, net	0	0
Trust litigation and settlements		6,206
General and administrative expense	14,353	13,262
Acquisition and integration expense	7,111	9,794
Operating Income (Loss)	(21,725)	(29,262)
Total assets	87,097	10,009
Goodwill	0	0
Capital expenditures	1,523	544
Operating Segments [Member]
Revenues	3,243,484	912,207
Operating Segments [Member] | Refining Distribution and Marketing [Member]
Revenues	2,816,667	755,406
Operating Segments [Member] | Retail
Revenues	231,673	48,913
Operating Segments [Member] | Natural Gas and Oil Operations [Member]
Revenues	5,984	7,739
Operating Segments [Member] | Commodity Marketing And Logistics [Member]
Revenues	189,160	100,149
Operating Segments [Member] | Corporate and Other [Member]
Revenues	0	0
Intersegment Eliminations [Member]
Revenues	(135,459)	(26,193)
Intersegment Eliminations [Member] | Refining Distribution and Marketing [Member]
Revenues	(135,459)	(26,193)
Intersegment Eliminations [Member] | Retail
Revenues	0	0
Intersegment Eliminations [Member] | Natural Gas and Oil Operations [Member]
Revenues	0	0
Intersegment Eliminations [Member] | Commodity Marketing And Logistics [Member]
Revenues	0	0
Intersegment Eliminations [Member] | Corporate and Other [Member]
Revenues	$ 0	$ 0